INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES
16.	INCOME TAX EXPENSES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group in Hong Kong are subject to 8.25% and 16.5% Hong Kong profit tax on its taxable income within HKD$2 million and beyond HKD$2 million, respectively, generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented except for the entities which are qualified to certified High and New Technology Enterprises (“HNTE”) that are entitled to a favorable statutory tax rate of 15%. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018. The additional tax deduction has been increased from 75% of the qualified research and development expenses to 100%, effective from 2021, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in May 2021 (“Super Deduction”).

Withholding tax on undistributed dividends

Under the CIT Law and its implementation rules, the profits of a foreign-invested enterprise arising in 2008 and thereafter that are distributed to its immediate holding company outside the PRC are subject to withholding tax at a rate of 10%. A lower withholding tax rate will be applied if there is a beneficial tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be eligible, with approval of the PRC local tax authority, to be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital if such holding company is considered to be a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign-invested enterprise distributing the dividends. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to withholding tax at a rate of 10%. Aggregate undistributed earnings of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2024 and 2025 are approximately nil and RMB334,248, respectively. The Company does not intend to have any of its subsidiaries located in the PRC distribute any undistributed earnings of such subsidiaries in the foreseeable future, but rather expects that such earnings will be reinvested by such subsidiaries for their PRC daily operations. Accordingly, no withholding tax was recorded as of December 31, 2024 and 2025.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

16.	INCOME TAX EXPENSES (Continued)

Composition of income tax expense

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive (loss) income are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	11,544	21,686	11,295
Deferred tax expenses (benefit)	2,044	(4,773)	1,363
Income tax expenses	13,588	16,913	12,658

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Income from operations in the PRC	126,692		177,311		157,704
Income (loss) from overseas entities	3,371		(15,713)		(3,117)
Income before income tax	130,063		161,598		154,587
Tax expense from overseas entities at PRC enterprise income tax rate	32,515	25.0%	40,400	25.0%	38,647	25.0%
Effect of income tax in jurisdictions other than the PRC	(2,625)	(2.0)%	(311)	(0.2)%	(3,759)	(2.4)%

Nontaxable or nondeductible items
Income tax on tax holiday(1)	(14,952)	(11.5)%	(20,298)	(12.6)%	(17,545)	(11.3)%
Tax effect of permanent differences(2)	(12,860)	(9.9)%	(13,572)	(8.4)%	(16,382)	(10.6)%

Change in valuation allowance(3)	11,494	8.8%	8,227	5.1%	9,585	6.2%
Effect of share-based compensation	16	0.0%	2,467	1.5%	2,112	1.4%
Income tax expenses	13,588	10.4%	16,913	10.4%	12,658	8.3%

(1)	The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Guangdong Lizi and Yunmi Hulian. Guangdong Lizi applied for HNTE qualification renewal in 2023. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2023 and should apply for HNTE qualification renewal in 2026. Yunmi Hulian applied for the HNTE qualification and obtained approval in December 2021. It is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2022, and its HNTE status ceased at the end of 2023.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.

(3)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance for the years ended December 31, 2023, 2024, and 2025 were provided for net operating loss carry forward of certain group entities which reported loss because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of their future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

16.	INCOME TAX EXPENSES (Continued)

The per share effect of the tax holidays were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net income per share effect – basic	0.07	0.10	0.09
Net income per share effect – diluted	0.07	0.10	0.08

Deferred tax assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued expenses and others	9,363	8,343
Net operating loss carry forwards	39,905	49,541
Inventories write downs	388	120
Deferred income	74	28
Total deferred tax assets	49,730	58,032
Less: valuation allowance	(40,032)	(49,617)
Deferred tax assets, net	9,698	8,415

Movement of valuation allowance:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	20,358	31,852	40,032
Provided	11,494	8,180	9,585
Balance at end of the year	31,852	40,032	49,617

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group did not have any significant unrecognized uncertain tax positions.

According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years and can be extended to five years under special circumstances.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)